Equity Line of Credit (“ELOC”) and Convertible Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Line of Credit (“ELOC”) and Convertible Debt [Abstract]
Schedule of Amortized Cost of the Convertible Debt

A continuity of the amortized cost of the convertible debt host contract is as follows:

Convertible debt
Balance, January 1, 2025	$-
Principal	5,000,000
Fair value of embedded derivative liability	(681,818)
Allocation of original issue discount and issuance cost (1)	(1,136,701)
Accretion	6,669
Interest expense	5,903
Balance, September 30, 2025	$3,194,053

(1)	Total original issuance discount and issuance cost amounted to $1,316,180, of which $1,136,701 were allocated to the amortized cost of the convertible debt and $179,479 were allocated to the derivative liability and recorded as finance cost in the statement of operations.

Schedule of Notes Payable

A continuity of the Company’s Notes Payable during the year ended December 31, 2024 is as follows:

Notes Payable
Outstanding, December 31, 2023	$-
Fair value of Notes issued	622,239
Transaction costs	(85,558)
Interest accretion	613,319
Repayment	(1,150,000)
Outstanding, December 31, 2024	$-